SUPPLEMENTAL DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2014
Schedule Of Cash Paid For Interest And Income Taxes

During the nine months ended September 30, 2014 and 2013, cash paid for interest and income taxes, net of income tax refunds of $6.0 million and $1.4 million, respectively, was as follows:

(In thousands)	Nine Months Ended September 30,
	2014	2013
Interest	$1,214,129	$1,189,876
Income taxes	30,384	38,366

Schedule Of Cash Paid For Interest And Income Taxes

The following table discloses the deferred income tax (asset) liability related to each component of other comprehensive income (loss) for the three and nine months ended September 30, 2014 and 2013, respectively:

(In thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Foreign currency translation adjustments and other	$-	$3,742	$8,181	$(12,385)
Unrealized holding gain on marketable securities	-	28,199	-	(11,010)
Unrealized holding gain on cash flow derivatives	-	10,254	-	28,759

Total increase in deferred tax liabilities	$-	$42,195	$8,181	$5,364